Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST II
Prospectus Date	rr_ProspectusDate	Apr. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2023